Loans Receivable and Allowance for Loan Losses (Summary of Nonaccrual Loans, by Type) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	$ 39,963	$ 32,416
Period used to determine when a loan receivable is moved to nonaccrual status	90 days
Loans receivable, equal to greater than 90 days past due	21,701	14,966
Financing Receivable, Nonaccrual Status, Unused Commitment	0
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	10,217	11,289
Loans receivable, equal to greater than 90 days past due	5,751	3,867
Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	0	0
Loans receivable, equal to greater than 90 days past due	0	0
Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	4,838	3,119
Loans receivable, equal to greater than 90 days past due	2,847	1,592
Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	8,587	6,300
Loans receivable, equal to greater than 90 days past due	5,239	2,580
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	6,705	5,659
Loans receivable, equal to greater than 90 days past due	4,837	3,659
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	7,039	3,203
Loans receivable, equal to greater than 90 days past due	1,916	1,757
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	2,577	2,846
Loans receivable, equal to greater than 90 days past due	$ 1,111	$ 1,511